Related parties	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related parties

31. Related parties

A. Transactions with key management personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel of the Company include executive officers, vice-presidents, other senior managers and members of the board of directors.

In addition to their salaries, Cameco also provides non-cash benefits to executive officers and vice-presidents and contributes to pension plans on their behalf (note 25). Senior management and directors also participate in the Company’s share-based compensation plans (note 24).

Executive officers are subject to terms of notice ranging from three to six months. Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs.

Compensation for key management personnel was comprised of:

	2018	2017

Short-term employee benefits	$24,821	$26,569
Share-based compensation	12,796	11,525
Post-employment benefits	4,323	5,914
Termination benefits	860	916

Total	$42,800	$44,924

(a) Excludes deferred share units held by directors (see note 24).

B. Other related party transactions

Cameco funded JV Inkai’s project development costs through an unsecured shareholder loan. The limit of the loan facility is $175,000,000 (US) and advances under the facility bear interest at a rate of LIBOR plus 2%. At December 31, 2018, $124,533,000 ($91,320,000 (US)) of principal and interest was outstanding (2017 - $117,218,000 (US) with Cameco’s share, representing the 40% owed to it, being $58,820,000) (notes 10 and 30).

Effective January 1, 2018 due to a change in its ownership interest, Cameco now accounts for its interest in JV Inkai under the equity method. As a result, the full amount of the outstanding loan is reflected on the balance sheet as opposed to the 40% owed to it as was reflected at December 31, 2017.

For the year ended December 31, 2018, Cameco recorded interest income of $5,603,000 relating to this balance (2017 - $2,182,000 which related to the 40% owed to it).

As a result of the change to the equity method of accounting, Cameco no longer eliminates its uranium concentrate purchases from JV Inkai. For the year ended December 31, 2018, Cameco had purchases of $94,063,000 ($72,007,000 (US)).